Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the following information is provided regarding the relationship between the “com pensation
actually paid” (“CAP”) to the NEOs during the preceding three fiscal years, and our TSR and Net Income and also Adjusted EPS, which in our assessment represents the mos
t importan
t financial performance measure
(
that is not otherwise required to be disclosed in the first table below
)
used by us to link the CAP of the NEOs for 2022 to our performance. While Adjusted EPS was chosen for this table, our executive compensation programs use a balanced portfolio of measures to drive short and long-term objectives aligned with our strategy and shareholder interests as further described in our
CD&
A above.

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO (a) ($)	Compensation Actually Paid to First PEO ($)	Compensation Actually Paid to Second PEO (a) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs (a),(b) ($)	Total Shareholder Return ($)	Peer Group (c) Total Shareholder Return ($)	Net Income (in Millions) ($)	Adjusted EPS (d) ($)

2022	25,584,297	N/A	19,098,666	N/A	3,276,034	2,296,364	113	127	5,868	3.41

2021	15,106,986	N/A	19,419,485	N/A	5,938,960	5,015,787	131	135	6,467	4.30

2020	12,869,436	6,486,756	19,465,111	2,976,773	3,176,294	4,049,333	113	111	(2,951)	3.37

(a)	To calculate CAP, the following amounts were respectively deducted from and added to the total of the compensation shown in the Summary Compensation Table (SCT) for the applicable year:
First PEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2022	25,584,297	-13,152,688	0	+6,667,057	+0	19,098,666

2021	15,106,986	-11,474,869	0	+15,787,368	+0	19,419,485

2020	12,869,436	-10,295,150	0	+16,890,825	+0	19,465,111
Second PEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2020	6,486,756	0	0	+(3,509,983)	+0	2,976,773

Non-PEO
NEO SCT Total to CAP Reconciliation
(all amounts shown as averages for
Non
-PEO
NEOs):

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2022	3,276,034	- 2,038,762	0	+ 1,059,092	+ 0	2,296,364

2021	5,938,960	- 3,352,919	0	+ 2,420,121	+ 9,625	5,015,787

2020	3,176,294	- 1,425,778	-119,144	+ 2,378,740	+ 39,221	4,049,333

(1)	Represents the grant date fair value of equity-based awards granted each year.
(2)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. Only M. Heinzel, Non-PEO NEO as noted in footnote (b), has pension accruals calculated in accordance with the SEC methodology for determining CAP. All other pension accruals reported in the SCT are related to a frozen Non-Qualified plan which does not have any service accrual. The amounts deducted or added in calculating the equity award adjustments for the PEO and Non-PEOs are provided in the tables below.

First PEO Equity Award Adjustments:

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) - (e)

2022	12,053,943	91,001	(2,597,693)	(2,880,195)	—	6,667,057

2021	12,566,398	95,026	2,544,047	581,896	—	15,787,368

2020	16,014,001	—	1,918,039	(1,041,215)	—	16,890,825
Second PEO Equity Award A
dj
ustments:

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) - (e)

2020	—	—	257,545	(1,545,470)	2,222,058	(3,509,983)

Non-PEO Equity Award Adjustments
(all amounts shown as averages for Non-PEO NEOs):

Year	Year End Fair Value of Awards Granted in the Year (a)	Vest Date Fair Value of Awards Granted in the Year (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) -(e)

2022	1,882,725	—	(551,280)	(272,353)	—	1,059,092

2021	2,885,290	—	276,055	219,829	961,053	2,420,121

2020	2,391,418	—	429,019	(117,836)	323,861	2,378,740

(b)
The First PEO
reflected
in the tables is Edward D. Breen and the Second PEO reflected in the tables is C. Marc Doyle. The
Non-PEO
NEOs included in the average calculations has changed annually; the following table indicates
the
Non-PEO
NEOs included in the average for the indicated year:

Year	Jean Marie Desmond	Lori Koch	Matthias Heinzel (1)	Randy Stone	Rose Lee	Jon Kemp	Erik Hoover	Leland Weaver

2022	—	NEO	—	—	—	NEO	NEO	NEO

2021	—	NEO	Former NEO	NEO	Former NEO	NEO	NEO	—

2020	Former NEO	NEO	NEO	NEO	NEO	—	—	—

(1)
Mr. Heinzel was a German employee and his salary
,
bonus and other
non-equity
related compensation items were paid in Euros. U.S. Dollar amounts in the table with respect to Mr. Heinzel were converted from Euros at a rate of 1.11 Dollars to one Euro for compensation reported in 2020 and a rate of 1.22 Dollars to one Euro for compensation reported in 2021. The exchange rate used was calculated by averaging exchange rates for each date in December of the reporting year.

(c)
Peer Group reflects the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022 (S&P Industrials).

(d)
This measure has been designated as the “Company-Selected Measure” for 2022, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2022. Adjusted EPS is a non-GAAP financial measure. See Appendix A for a reconciliation of Adjusted EPS to the most directly comparable U.S. GAAP financial measure, earnings per share.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
The First PEO
reflected
in the tables is Edward D. Breen and the Second PEO reflected in the tables is C. Marc Doyle. The
Non-PEO
NEOs included in the average calculations has changed annually; the following table indicates
the
Non-PEO
NEOs included in the average for the indicated year:

Year	Jean Marie Desmond	Lori Koch	Matthias Heinzel (1)	Randy Stone	Rose Lee	Jon Kemp	Erik Hoover	Leland Weaver

2022	—	NEO	—	—	—	NEO	NEO	NEO

2021	—	NEO	Former NEO	NEO	Former NEO	NEO	NEO	—

2020	Former NEO	NEO	NEO	NEO	NEO	—	—	—

(1)
Mr. Heinzel was a German employee and his salary
,
bonus and other
non-equity
related compensation items were paid in Euros. U.S. Dollar amounts in the table with respect to Mr. Heinzel were converted from Euros at a rate of 1.11 Dollars to one Euro for compensation reported in 2020 and a rate of 1.22 Dollars to one Euro for compensation reported in 2021. The exchange rate used was calculated by averaging exchange rates for each date in December of the reporting year.

Peer Group Issuers, Footnote [Text Block]	Peer Group reflects the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2022 (S&P Industrials).
Adjustment To PEO Compensation, Footnote [Text Block]
(a)	To calculate CAP, the following amounts were respectively deducted from and added to the total of the compensation shown in the Summary Compensation Table (SCT) for the applicable year:
First PEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2022	25,584,297	-13,152,688	0	+6,667,057	+0	19,098,666

2021	15,106,986	-11,474,869	0	+15,787,368	+0	19,419,485

2020	12,869,436	-10,295,150	0	+16,890,825	+0	19,465,111
Second PEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2020	6,486,756	0	0	+(3,509,983)	+0	2,976,773

Non-PEO NEO Average Total Compensation Amount	$ 3,276,034	$ 5,938,960	$ 3,176,294
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,296,364	5,015,787	4,049,333
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO
NEO SCT Total to CAP Reconciliation
(all amounts shown as averages for
Non
-PEO
NEOs):

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2022	3,276,034	- 2,038,762	0	+ 1,059,092	+ 0	2,296,364

2021	5,938,960	- 3,352,919	0	+ 2,420,121	+ 9,625	5,015,787

2020	3,176,294	- 1,425,778	-119,144	+ 2,378,740	+ 39,221	4,049,333
(1)	Represents the grant date fair value of equity-based awards granted each year.
(2)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. Only M. Heinzel, Non-PEO NEO as noted in footnote (b), has pension accruals calculated in accordance with the SEC methodology for determining CAP. All other pension accruals reported in the SCT are related to a frozen Non-Qualified plan which does not have any service accrual. The amounts deducted or added in calculating the equity award adjustments for the PEO and Non-PEOs are provided in the tables below.

Non-PEO Equity Award Adjustments
(all amounts shown as averages for Non-PEO NEOs):

Year	Year End Fair Value of Awards Granted in the Year (a)	Vest Date Fair Value of Awards Granted in the Year (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) -(e)

2022	1,882,725	—	(551,280)	(272,353)	—	1,059,092

2021	2,885,290	—	276,055	219,829	961,053	2,420,121

2020	2,391,418	—	429,019	(117,836)	323,861	2,378,740

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP
versus
TSR
As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. Alignment is primarily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

(1)	The Second PEO’s data reflects a stub year in which he was PEO for 2 months and represents the full compensation for that year.

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income
Net Income varied significantly for the years ended 2020, 2021 and 2022. Net Income for 2020 was impacted significantly by non-cash goodwill impairment charges of $3,214 million primarily associated with certain businesses that were part of the Company’s historic Mobility & Materials segment and restructuring charges of $168 million partially offset by a benefit from currency. Net Income increased in 2021 compared to 2020 from the acquisition of Laird Performance Materials on July 1, 2021, the absence of goodwill impairment charges, as well as significantly lower restructuring charges, partially offset by currency headwinds and expense related to transaction costs primarily related to the M&M Divestitures and the proposed acquisition of Rogers Corp. Net Income decreased in 2022 compared to 2021 due to increased expenses for transaction costs, income taxes and restructuring, as well as reduced income from the businesses associated with our historic Mobility & Materials segment. The PEO and NEO’s CAP have varied significantly from the changes in Net Income in large part due to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. In addition, the performance metrics used in our compensation program are measured on a continuing operations basis, and as described in the Compensation Discussion and Analysis section above, the Committee took action to exclude the positive and negative impacts of certain significant M&A transactions completed during the periods presented.

(1)	The Second PEO’s data reflects a stub year in which he was PEO for 2 months and represents the full compensation for that year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus Company-Selected Measure (CSM)
The chart below compares the PEO and other NEOs’ CAP to our CSM, Adjusted EPS.

(1)	The Second PEO’s data reflects a stub year in which he was PEO for 2 months and represents the full compensation for that year.

Tabular List [Table Text Block]
The three measures listed below, in no particular order, represent the three most important financial performance measures used by DuPont to link the CAP of the NEOs for 2022 to the Company’s performa
nce as further described in our CD&A above within the sections titled “Short-Term Incentive Compensation” and “Long-Term Incentive Compensation.”
Most Important Financial
Performance Measures

Adjusted EPS
Adjusted ROIC
Adjusted Corporate Net Income

Total Shareholder Return Amount	$ 113	131	113
Peer Group Total Shareholder Return Amount	127	135	111
Net Income (Loss)	$ 5,868,000,000	$ 6,467,000,000	$ (2,951,000,000)
Company Selected Measure Amount	3.41	4.3	3.37
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	This measure has been designated as the “Company-Selected Measure” for 2022, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2022. Adjusted EPS is a non-GAAP financial measure. See Appendix A for a reconciliation of Adjusted EPS to the most directly comparable U.S. GAAP financial measure, earnings per share.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Corporate Net Income
Edward Breen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 25,584,297	$ 15,106,986	$ 12,869,436
PEO Actually Paid Compensation Amount	$ 19,098,666	19,419,485	19,465,111
PEO Name	Edward D. Breen
C. Marc Doyle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,486,756
PEO Actually Paid Compensation Amount			2,976,773
PEO Name	C. Marc Doyle
PEO [Member] | Edward Breen [Member] | Stock Award and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,152,688)	(11,474,869)	(10,295,150)
PEO [Member] | Edward Breen [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Edward Breen [Member] | Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,667,057	15,787,368	16,890,825
PEO [Member] | Edward Breen [Member] | Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Edward Breen [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,053,943	12,566,398	16,014,001
PEO [Member] | Edward Breen [Member] | Vest Date Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,001	95,026	0
PEO [Member] | Edward Breen [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,597,693)	2,544,047	1,918,039
PEO [Member] | Edward Breen [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,880,195)	581,896	(1,041,215)
PEO [Member] | Edward Breen [Member] | Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | C. Marc Doyle [Member] | Stock Award and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | C. Marc Doyle [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | C. Marc Doyle [Member] | Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,509,983)
PEO [Member] | C. Marc Doyle [Member] | Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | C. Marc Doyle [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | C. Marc Doyle [Member] | Vest Date Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | C. Marc Doyle [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			257,545
PEO [Member] | C. Marc Doyle [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,545,470)
PEO [Member] | C. Marc Doyle [Member] | Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,222,058
Non-PEO NEO [Member] | Stock Award and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,038,762)	(3,352,919)	(1,425,778)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(119,144)
Non-PEO NEO [Member] | Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,059,092	2,420,121	2,378,740
Non-PEO NEO [Member] | Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	9,625	39,221
Non-PEO NEO [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,882,725	2,885,290	2,391,418
Non-PEO NEO [Member] | Vest Date Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(551,280)	276,055	429,019
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(272,353)	219,829	(117,836)
Non-PEO NEO [Member] | Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 961,053	$ 323,861